T. ROWE PRICE Maryland Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
DELAWARE 0.1%
Univ. of Delaware, Series C, VRDN, 0.61%, 11/1/37  2,250 2,250
2,250
DISTRICT OF COLUMBIA 3.4%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/37  1,500 1,656
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  6,650 7,249
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,161
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/39  2,280 2,398
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  5,525 6,179
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  7,800 8,702
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  1,750 1,949
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  2,975 3,314
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,612
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  2,275 2,521
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/35  1,555 1,709
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/36  6,800 7,514
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  29,090 31,771
81,735
MARYLAND 90.8%
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  1,310 1,327
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  2,285 2,317
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  4,150 4,208
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/22  310 311
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/23  240 248
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 484
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 597

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,285 4,403
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  345 347
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,583
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 5,022
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  9,230 9,607
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36  5,130 5,735
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,183
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,191
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,333
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,947
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,329
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,553
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,496
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,175 4,778
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,647
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  10,830 11,767
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  12,615 13,931
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  27,800 31,657
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,554
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/31  2,470 2,782
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 7,240
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 11,470
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,539

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 1,979
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/38  2,125 2,328
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/38  1,000 1,155
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,231
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 13,113
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,323
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/41  1,655 1,904
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,326
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43  2,105 2,335
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 13,681
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 5,840
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  1,780 2,028
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/37  2,110 2,357
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 5,522
Anne Arundel County, Consolidated Water & Sewer, Series 2020,
GO, 5.00%, 10/1/32  1,000 1,167
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,331
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,951
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 11,804
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 8,160
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 8,156
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 7,895
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
3/1/35  1,500 1,604
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
3/1/37  720 759
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,484

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 8,836
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  14,500 15,608
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 641
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39  4,415 4,621
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41  3,215 3,357
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  9,595 9,980
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44  11,595 11,963
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48  5,365 5,485
Baltimore County, Metropolitan Dist. 81st Issue, GO, 4.00%,
3/1/38  6,035 6,388
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 885
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  600 627
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  755 788
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  2,950 3,046
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  3,350 3,440
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  450 458
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 893
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,135
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,050 1,136
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,235 1,332
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,114
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,040 1,115
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,797
Baltimore County, Riverwood Village, 4.00%, 1/1/37  130 136
Baltimore County, Riverwood Village, 4.00%, 1/1/50  8,500 8,734
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,012
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,469
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/22  1,040 1,041
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/23  410 423
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 619
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 393
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 544
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,267
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 969
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 536
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 431
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 1,921
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,066

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Harbor Point Project, 5.00%, 6/1/36  2,550 2,610
Baltimore, Harbor Point Project, 5.125%, 6/1/43  4,550 4,625
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (1) 220 202
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (1) 650 565
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (1) 4,000 3,387
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (1) 325 292
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (1) 450 395
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (1) 670 575
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/27
(Prerefunded 1/1/24) (2) 525 551
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/30
(Prerefunded 1/1/24) (2) 1,450 1,523
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (2) 4,570 4,800
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/29
(Prerefunded 1/1/24) (2) 1,330 1,397
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/30
(Prerefunded 1/1/24) (2) 2,895 3,041
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 330 357
Baltimore, Water Project, Series A, 5.00%, 7/1/44  10,055 10,516
Baltimore, Water Project, Series B, 5.00%, 7/1/31 (Prerefunded
1/1/24) (2) 3,865 4,060
Baltimore, Water Project, Series B, 5.00%, 7/1/38 (Prerefunded
1/1/24) (2) 1,190 1,250
Baltimore, Water Project, Series B, 5.00%, 7/1/42 (Prerefunded
1/1/24) (2) 8,900 9,349
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  685 683
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 966
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,609
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,163
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,395 4,657
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  2,000 2,107
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 1,901
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  1,000 1,033
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,652
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,240

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 603
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,190
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,080
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/26  1,355 1,492
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,550 1,737
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,500 2,840
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 2,922
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/30  2,000 2,325
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,678
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,231
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 10,443
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  4,375 4,502
Harford County, Beechtree Estates Project, 4.00%, 7/1/36  750 775
Harford County, Beechtree Estates Project, 4.00%, 7/1/40  885 911
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,551
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 5,497
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,160
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,135
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  750 821
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 598
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  3,350 3,615
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,365
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 10,672
Howard County, Annapolis Junction Town Center Project, 5.80%,
2/15/34  725 732
Howard County, Annapolis Junction Town Center Project, 6.10%,
2/15/44  1,425 1,439
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/36  6,610 7,141

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/37  5,000 5,377
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (1) 480 480
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (1) 1,000 973
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (1) 1,000 975
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (1) 2,300 2,191
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/51  5,155 4,424
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 2,155 2,163
Maryland, Series A-BID, GO, 4.00%, 8/1/35  10,000 10,901
Maryland, Series A-BID, GO, 5.00%, 8/1/34  10,000 11,968
Maryland CDA, Series A, 3.00%, 9/1/51  14,305 14,190
Maryland CDA, Series A, 3.75%, 3/1/50  13,815 14,064
Maryland CDA, Series A, 4.50%, 9/1/48  7,835 8,142
Maryland CDA, Series A, 5.00%, 9/1/52 (6) 5,000 5,382
Maryland CDA, Series B, 3.00%, 9/1/51  41,565 41,146
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 9,417
Maryland CDA, Series C, 2.60%, 1/1/42  1,880 1,514
Maryland CDA, Series C, 3.50%, 3/1/50  3,105 3,142
Maryland CDA, Series C, 5.00%, 9/1/26  375 415
Maryland CDA, Series C, 5.00%, 9/1/27  770 867
Maryland CDA, Series C, 5.00%, 9/1/28  1,160 1,324
Maryland CDA, Series C, 5.00%, 9/1/29  2,425 2,775
Maryland CDA, Series C, 5.00%, 3/1/30  740 843
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,697
Maryland CDA, Series F, 5.00%, 7/1/48  980 995
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,991
Maryland DOT, 5.00%, 10/1/34  1,430 1,682
Maryland DOT, COP, 5.00%, 10/15/23 (5) 1,035 1,038
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 1,700 1,711
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 1,375 1,381
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,525 1,529
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 28,375 28,114
Maryland DOT, Series B, 5.00%, 8/1/31 (5) 1,125 1,270
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 16,250 17,838
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,060 3,031
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,638
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/23 (5) 600 613

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (5) 325 337
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (5) 510 535
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 731
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 310 334
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 225 244
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,423
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  400 403
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  545 546
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  565 563
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  590 584
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  815 802
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/33  655 642
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  395 385
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  260 253
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  2,755 2,625
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  10,835 9,815
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (1) 1,680 1,741
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (1) 2,000 2,057
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  4,490 4,656
Maryland Economic Dev., Morgan State Univ. Project, 7/1/22  250 250
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/22 (3) 1,190 1,193
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  4,175 3,914
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,000 2,777
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/23  1,170 1,198
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/24  1,225 1,273
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,351
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 637
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 713
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 530

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 879
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,187
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,086
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,960
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,686
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  6,120 6,313
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  9,420 9,704
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (5) 6,400 6,775
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/47 (5) 1,350 1,430
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/52 (5) 2,000 2,111
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (5) 37,815 39,695
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/22  325 325
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 708
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 806
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 1,006
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44 (5) 4,900 5,170
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49 (5) 15,155 15,904
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22  600 600
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  100 100
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 467
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 412
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,825 1,826
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 181
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,776
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 333
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 383
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 331
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,100 2,124
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,000
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 192
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 221

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  1,000 1,000
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,510
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,062
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 548
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  500 545
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,000 4,339
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,000 2,165
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  7,155 7,706
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (7) 500 501
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (7) 480 491
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (7) 420 434
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (7) 470 493
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (7) 505 537
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (7) 800 882
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (7) 525 576
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (7) 560 612
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (7) 1,325 1,444
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (7) 705 767
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/22 (7) 1,350 1,350
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/23 (7) 2,035 2,080
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24 (7) 1,700 1,756
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (7) 2,010 2,107
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (7) 1,815 1,926

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27 (7) 2,280 2,509
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (7) 3,405 3,732
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (7) 3,100 3,383
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30 (7) 3,915 4,262
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31 (7) 2,765 3,004
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35 (7) 9,850 10,636
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43 (7) 3,310 3,543
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/23  820 824
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 603
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  600 618
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 514
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,000 1,018
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 3,891
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  2,300 2,321
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 4.00%,
7/1/23  910 910
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/22  870 871
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/27  1,600 1,602
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/33  2,570 2,571
Maryland HHEFA, 4.00%, 7/1/39 (Prerefunded 7/1/24) (2) 2,475 2,576
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24) (2) 5,845 6,201
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 981
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/38  1,150 1,160
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/23  800 813
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24  545 566
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 974
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  430 466
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 411
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 642
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 620
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,571
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,664
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  14,705 15,657
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/34  2,565 2,608
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/35  1,780 1,806
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/51  1,500 1,459

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (1) 820 840
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (1) 1,500 1,522
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33  2,200 2,265
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34
(Prerefunded 7/1/22) (2) 3,700 3,708
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22  1,500 1,505
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25
(Prerefunded 7/1/22) (2) 1,000 1,003
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26
(Prerefunded 7/1/22) (2) 1,345 1,349
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27
(Prerefunded 7/1/22) (2) 1,230 1,234
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29  845 920
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31  3,000 3,236
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32  1,720 1,844
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 287
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  770 834
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  100 109
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,085
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 574
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,083
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,830 3,051
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 3,005
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  6,000 6,412
Maryland HHEFA, Calvert Health System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (2) 750 777
Maryland HHEFA, Calvert Health System, 5.25%, 7/1/33
(Prerefunded 7/1/23) (2) 8,870 9,212
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,309
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  505 549
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 3,050
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,710 15,666
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,750 2,824
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/38  1,000 1,058
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 202
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  905 913
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,549
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  945 967
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 924

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,079
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 2,032
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,182
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  15,230 15,915
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40  1,665 1,667
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45  11,075 10,952
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 11,054
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27  1,280 1,282
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34  3,780 3,785
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  8,095 6,670
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/35  1,200 1,234
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,481
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/38  5,105 5,213
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/39  5,310 5,412
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/40  3,265 3,322
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/41  4,740 4,815
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (1) 300 309
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (1) 1,265 1,283
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (1) 1,800 1,809
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (1) 1,530 1,542
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(8) 9,470 10,182
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33
(Prerefunded 7/1/22) (2) 1,365 1,369
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8) 2,380 2,399
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8) 490 494
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  5,475 5,518
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 6,731
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,128
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,281
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,243
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,725 3,973
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  20,300 20,939
Maryland HHEFA, LifeBridge Health, Series 2016, 5.00%, 7/1/47  20,190 21,016
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/32  1,345 1,442

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,087
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (2) 830 833
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 486
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/31  500 505
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,221
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,528
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 7,335
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 457
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 524
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 621
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  6,010 6,242
Maryland HHEFA, Loyola Univ., Series A, 4.00%, 10/1/27
(Prerefunded 10/1/22) (2) 1,000 1,009
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 530
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/26  600 658
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2) 2,050 2,075
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  7,910 8,709
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/22  150 150
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 718
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,437
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22  1,025 1,025
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 261
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 106
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 243
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 914
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 695
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  1,295 1,296
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  725 770
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 720
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  710 750
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 317
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,006
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 290
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 684
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,140
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47  11,630 11,637
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  500 501
Maryland HHEFA, Maryland Institute College of Art, Series 2016,
5.00%, 6/1/23  250 258
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 276
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 321

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 336
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,402
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 605
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (7) 6,690 7,970
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (8) 16,030 18,467
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45  1,165 1,162
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,320
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 938
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  13,285 13,801
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  7,840 7,725
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,082
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  7,540 7,665
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  14,870 15,683
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  51,620 54,238
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  885 889
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  9,655 9,829
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24  1,615 1,618
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25  2,795 2,800
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26  1,910 1,913
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27  1,400 1,402
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31  5,000 5,006
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 1,931
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,054
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,263
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,577
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 6,659
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  845 854
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,086
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,040
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  24,910 25,821
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  10,500 10,751
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  11,160 10,972
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/31  350 392
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/32  1,115 1,237
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/33  1,200 1,328
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 1,017
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,225 1,213

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,520 2,481
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,525 1,489
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,332
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  825 903
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,325
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,499
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  4,265 4,025
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  6,385 5,926
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  9,155 8,377
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32  4,965 5,189
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,540
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 3,032
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,085 2,168
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/31  1,000 1,079
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 533
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.61%, 7/1/41  240 240
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (2) 17,505 18,678
Maryland IDA, 5.929%, 8/26/22 (7) 1,600 1,617
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 1,014
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,613
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/35  1,500 1,567
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/36  1,750 1,813
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/37  4,000 4,132
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/38  4,125 4,260
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/51  10,000 10,050
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/36  2,000 2,079
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/37  2,625 2,720
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/38  2,870 2,972
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/39  2,600 2,689
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/47  5,000 5,035

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  6,270 6,956
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/36  4,205 4,661
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/37  5,250 5,813
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/38  13,970 15,447
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  37,860 43,970
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47
(Prerefunded 5/1/28) (2) 6,605 7,568
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 15,829
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  13,825 14,990
Maryland Transportation Auth., 4.00%, 7/1/26 (Prerefunded
7/1/22) (2) 2,340 2,345
Maryland Transportation Auth., Series A, 4.00%, 7/1/38  580 615
Maryland Transportation Auth., Series A, 5.00%, 7/1/46  10,775 12,393
Maryland Transportation Auth., Series A, 5.00%, 7/1/51  16,000 18,316
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (5) 3,250 3,315
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37 (5) 7,530 7,618
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38 (5) 7,830 7,881
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39 (5) 8,145 8,185
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/23 (5) 2,440 2,444
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24 (5) 2,560 2,564
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25 (5) 2,690 2,694
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26 (5) 2,820 2,825
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27 (5) 2,965 2,970
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30 (5) 4,615 5,117
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/31 (5) 5,895 6,496
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/32 (5) 2,240 2,456

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 6/1/28 (5) 2,000 2,205
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2019, 5.00%, 6/1/28 (5) 3,110 3,115
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/50  4,950 5,059
Maryland, State & Local Facs. Loan, Series A, GO, 4.00%, 3/15/35  16,000 17,256
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  8,110 8,030
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  3,530 3,580
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  30,285 24,147
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,407
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  260 262
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  22,250 23,130
Montgomery County, Trinity Healthcare, 5.00%, 12/1/45  16,955 17,803
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/22  860 862
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 962
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 521
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,029
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23
(Prerefunded 7/1/22) (2) 600 602
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24
(Prerefunded 7/1/22) (2) 630 632
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/26
(Prerefunded 7/1/22) (2) 1,355 1,359
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/27
(Prerefunded 7/1/22) (2) 750 752
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28
(Prerefunded 7/1/22) (2) 575 577
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/30
(Prerefunded 7/1/22) (2) 795 797
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/31
(Prerefunded 7/1/22) (2) 455 456
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/32
(Prerefunded 7/1/22) (2) 675 677
Prince George's County, National Harbor Project, 5.20%, 7/1/34  4,720 4,754
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30 (1) 600 621
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39 (1) 1,350 1,373
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48 (1) 4,500 4,573
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,836
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,038

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 810
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 535
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  4,990 5,039
Rockville, Ingelside at King Farm, Series A-2, 2.25%, 11/1/22  610 607
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/23  750 763
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 518
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 519
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,422
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,553
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 1,013
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 911
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,557
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,750 1,753
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 7,098
Univ. System of Maryland, Auxiliary Fac. & Tuition, 2022A, 4.00%,
4/1/33  2,885 3,105
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series 2016A,
4.00%, 4/1/33  9,040 9,333
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34  7,390 7,592
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/47  2,000 2,037
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  29,540 29,970
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/28  1,875 1,841
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/29  1,950 1,897
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,369
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,421
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 3.00%, 6/1/44  5,845 5,277
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/15/35  2,340 2,463
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  10,000 10,608
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/37 (Prerefunded 6/1/24) (2) 10,360 10,787
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/39 (Prerefunded 6/1/24) (2) 11,105 11,563
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/40 (Prerefunded 6/1/24) (2) 4,155 4,326
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,441

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 13,793
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/41 (Prerefunded
6/1/24) (2) 2,000 2,082
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/42 (Prerefunded
6/1/24) (2) 2,000 2,082
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/43 (Prerefunded
6/1/24) (2) 4,450 4,633
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/44 (Prerefunded
6/1/24) (2) 7,000 7,288
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/39  500 517
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/42  6,545 6,733
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/41 (Prerefunded
6/1/24) (2) 5,000 5,206
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/42 (Prerefunded
6/1/24) (2) 4,980 5,185
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/43 (Prerefunded
6/1/24) (2) 4,020 4,186
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/44 (Prerefunded
6/1/24) (2) 4,100 4,269
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41  14,845 15,529
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,040 3,084
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40  3,020 3,050
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  6,570 6,684
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  565 576
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,600 2,696
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  1,750 1,814
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  1,665 1,726
2,210,929

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
NEW YORK 0.0%
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.60%, 11/1/31  700 700
700
NORTH CAROLINA 0.2%
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 0.61%,
2/15/31  4,000 4,000
4,000
PUERTO RICO 4.6%
Puerto Rico Commonwealth, GO, VRDN, 11/1/43 (9)(10) 11,968 6,194
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1)(6) 3,400 3,634
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  1,083 995
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,604
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  9,445 9,238
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  7,717 7,442
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  1,624 1,566
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,208 2,089
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  2,296 2,139
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  2,351 2,382
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,345 2,467
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,705 4,041
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,895 4,403
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (10)(11) 4,690 4,526
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (10)(11) 850 793
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/30 (10)(11) 1,925 1,795
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (10)(11) 55 51
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 85 79
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 210 196

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 270 250
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(11) 1,045 969
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 340 315
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 415 385
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 55 51
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (10)(11) 4,990 4,628
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 45 42
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 260 242
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 225 211
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 95 89
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 255 238
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 195 183
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 65 57
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 110 102
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (10)(11) 1,110 1,030
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 90 83
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 830 774
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 240 224
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 95 89
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,135 26,229
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,525 8,667
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  7,606 7,596
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  707 694

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Converted, Series A-2,
4.329%, 7/1/40  4,180 4,175
112,957
Total Investments in Securities 99.1%
(Cost $2,493,624) $ 2,412,571
Other Assets Less Liabilities 0.9% 22,199
Net Assets 100.0% $ 2,434,770
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$31,339 and represents 1.3% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Escrowed to maturity
(4) Insured by Financial Guaranty Insurance Company
(5) Interest subject to alternative minimum tax.
(6) When-issued security
(7) Insured by Assured Guaranty Municipal Corporation
(8) Insured by AMBAC Assurance Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Non-income producing
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Maryland Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE Maryland Tax-Free Bond Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F87-054Q1 05/22